Commitments - Schedule Future Minimum Lease Receipts Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total	$ 17,600
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Rent	1,964
Total	1,964
Later Than One Year but Not Later Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Rent	7,855
Total	7,855
More Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Rent	7,806
Total	$ 7,806